Share based compensation expenses - Share options issued by Pintec (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 28, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Mar. 27, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
Share based compensation expenses
Additional numbers of share options paired for each outstanding option | shares				1
Exercise price	$ 0.000125	$ 0.000125	$ 0.000125
Options Outstanding
Outstanding at beginning of the year (in shares) | shares					0	0
Granted (in shares) | shares	610,000	740,000	16,397,500	23,187,818	17,747,500	17,747,500
Exercised (in shares) | shares					0	0
Forfeited (in shares) | shares					(235,936)	(235,936)
Outstanding at end of the year (in shares) | shares					17,511,564	17,511,564		0
Expected to vest (in shares) | shares										17,511,564
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of the year (in dollars per share)					$ 0
Granted (in dollars per share)					1.2964
Exercised (in dollars per share)					0
Forfeited (in dollars per share)					1.2785
Outstanding at end of the year (in dollars per share)					1.2968		$ 0
Expected to vest (in shares)					$ 1.2968
Weighted Average Remaining Contractual Life
Granted (in years)					10 years	10 years
Outstanding (in years)					8 years 5 months 19 days	8 years 5 months 19 days		0 years
Expected to vest (in years)					8 years 5 months 19 days	8 years 5 months 19 days
Average Intrinsic Value
Outstanding | ¥							$ 0	¥ 0		¥ 153,999,000
Granted | ¥										154,775,000
Vested and expected to vest at end of the year | ¥										153,999,000
Additional Information
Share-based compensation expenses					$ 19,091	¥ 131,260,000		¥ 31,018,000	¥ 25,665,000
Fair value assumptions
Fair value of the underlying shares on the date of option grants	$ 1.5899	$ 1.4506	$ 1.2785
Service-based share options
Additional Information
Share-based compensation expenses | ¥						¥ 94,764,000
Unrecognized share-based compensation expenses | ¥										¥ 52,959,000.000
Fair value assumptions
Expected volatility					37.60%	37.60%
Risk-free interest rate, minimum (per annum)					2.70%	2.70%
Risk-free interest rate, maximum (per annum)					2.89%	2.89%
Expected term (in years)					10 years	10 years
Minimum | Service-based share options
Fair value assumptions
Fair value of the underlying shares on the date of option grants					$ 1.2785
Maximum | Service-based share options
Fair value assumptions
Fair value of the underlying shares on the date of option grants					$ 1.4506